Shareholders' equity - Weighted average assumptions for stock options granted (Details) - Weighted average	12 Months Ended
	Dec. 31, 2019 Y $ / shares	Dec. 31, 2018 Y $ / shares
Share-based payments
Weighted average fair value of stock options at grant date	$ 4.72	$ 1.04
Weighted average share price	5.79	1.29
Weighted average exercise price	$ 5.79	$ 1.29
Risk-free interest rate	1.73%	2.19%
Expected volatility	100.00%	100.00%
Expected life in years | Y	7	7
Expected dividend yield